Fair Value (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected life	7 years	7 years
Risk-free rate	1.65%	0.06%
Dividend yield
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 15.00
Share price	$ 3.25
Volatility	85.00%
Expected life	4 years 10 months 2 days
Risk-free rate	4.01%
Dividend yield